Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory Matters
Note 11 - Regulatory Matters

The Bank is subject to various regulatory capital requirements. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 and tangible capital (as defined) to adjusted total assets (as defined).  Management believes that, as of December 31, 2011 and 2010, the Bank met all capital adequacy requirements to which it was subject.  As of December 31, 2011 the most recent notification categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table below.

There are no conditions or events since that notification that management believes have changed the Bank’s status as well capitalized.

The Bank’s actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

December 31, 2011:
Total risk-based capital (to risk- weighted assets)	$17,179	19.45%	$	≥7,066	≥8.0%	$	≥8,832	≥10.0%
Tier 1 capital (to risk-weighted assets)	16,768	18.98		≥3,533	≥4.0		≥5,299	≥ 6.0
Tier 1 capital (leveraged - to adjusted total assets)	16,768	7.63		≥8,788	≥4.0		≥10,985	≥ 5.0
Tangible capital (to adjusted total assets)	16,768	7.63		≥3,295	≥1.5		N/A	N/A

December 31, 2010:
Total risk-based capital (to risk- weighted assets)	$17,140	20.16%	$	≥6,802	≥8.0%	$	≥8,502	≥10.0%
Tier 1 capital (to risk-weighted assets)	16,756	19.71		≥3,401	≥4.0		≥5,101	≥ 6.0
Tier 1 capital (leveraged - to adjusted total assets)	16,756	8.01		≥8,369	≥4.0		≥10,461	≥ 5.0
Tangible capital (to adjusted total assets)	16,756	8.01		≥3,138	≥1.5		N/A	N/A

The following table presents a reconciliation of the Bank’s equity as determined using accounting principles generally accepted in the United States of America (“GAAP”) and its regulatory capital amounts as of December 31, 2011 and 2010.

	2011	2010
	(In Thousands)
Bank GAAP equity	$17,230	$16,823
Net unrealized (gains) losses on securities available for sale, net of income taxes	(462)	(67)

Tangible capital, core capital and Tier 1 risk-based capital	16,768	16,756

Allowance for loan losses	411	384

Total risk-based capital	$17,179	$17,140

At December 31, 2011 the Company’s consolidated equity totaled $20,843,000 compared to the Bank’s equity capital of $17,230,000. See Note 13 for details concerning the Company’s consolidated equity.

The FRB has issued a policy guidance regarding the payment of dividends by bank holding companies that it has made applicable to savings and loan holding companies as well.  In general, the FRB’s policies provide that dividends should be paid only out of current earnings and only if the prospective rate of earnings retention by the holding company appears consistent with the organization’s capital needs, asset quality and overall financial condition.  FRB guidance provides for prior regulatory review of capital distributions in certain circumstances such as where the company’s net income for the past four quarters, net of dividends previously paid over that period, is insufficient to fully fund the dividend or the company’s overall rate of earnings retention is inconsistent with the company’s capital needs and overall financial condition.  The ability of a holding company to pay dividends may be restricted if a subsidiary bank becomes undercapitalized.  These regulatory policies could affect the ability of FSB Community Bankshares to pay dividends or otherwise engage in capital distributions.